Deposits for Business Acquisition (Details) - USD ($)	Dec. 31, 2025	Dec. 09, 2025	Aug. 31, 2024
Deposits for Business Acquisition [Line Items]
Deposits
Minimum [Member]
Deposits for Business Acquisition [Line Items]
Percentage of acquired shares		60.00%
Maximum [Member]
Deposits for Business Acquisition [Line Items]
Percentage of acquired shares		80.00%
Sunflower Energy Holding Limited [Member]
Deposits for Business Acquisition [Line Items]
Prepayment in aggregate amount			$ 18,520,126
Guanghong Energy [Member]
Deposits for Business Acquisition [Line Items]
Deposits	$ 8,579,886